Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Semilux International Ltd.
Entity Central Index Key	0001990950
Entity File Number	001-41965
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	4F., No. 32, Keya Rd., Daya Dist.
Entity Address, Address Line Two	Central Taiwan Science Park
Entity Address, City or Town	Taichung City
Entity Address, Country	TW
Entity Address, Postal Zip Code	42881
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value of $0.0001 per share
Trading Symbol	SELX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	37,595,020
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Yung-Peng Chang
Entity Address, Address Line One	4F., No. 32, Keya Rd., Daya Dist.
Entity Address, Address Line Two	Central Taiwan Science Park
Entity Address, City or Town	Taichung City
Entity Address, Country	TW
Entity Address, Postal Zip Code	42881
Entity Phone Fax Numbers [Line Items]
City Area Code	+886
Local Phone Number	04 2567 3281